SECURITIES ACT FILE NO. 333-56881


                              ING MIDCAP VALUE FUND
                             ING SMALLCAP VALUE FUND

                         SUPPLEMENT DATED AUGUST 7, 2002
                           TO THE CLASSES A, B, AND C
                              ING MIDCAP VALUE FUND
                             ING SMALLCAP VALUE FUND
                        PROSPECTUS DATED JANUARY 31, 2002


1. The tables included in the section entitled "Brandes U.S. Value Mid Cap Equity Composite Performance" on page 15 of the prospectus are hereby substituted with the following:

                        AVERAGE ANNUALIZED TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES
                        U.S. VALUE            RUSSELL           RUSSELL
                       MID CAP EQUITY       MIDCAP INDEX     MIDCAP VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                       --------------------------------------------------
One Year                   23.91%              -5.62%            2.33%
Three Years                15.33%               6.50%            6.80%
Since Inception            12.93%               7.21%            6.98%
    (9/30/97)

                              ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES
                        U.S. VALUE            RUSSELL           RUSSELL
                       MID CAP EQUITY       MIDCAP INDEX     MIDCAP VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                       --------------------------------------------------
2001                       23.91%              -5.62%            2.33%
2000                       25.72%               8.25%           19.18%
1999                       -1.52%              18.23%           -0.11%
1998                       11.62%              10.09%            5.08%
1997                       -2.08%               1.11%            4.07%

2. The tables included in the section entitled "Brandes U.S. Small Cap Value Equity Composite Performance" on page 16 of the prospectus are hereby substituted with the following:

                        AVERAGE ANNUALIZED TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES              RUSSELL          RUSSELL
                   U.S. SMALL CAP EQUITY     2000 INDEX       2000 VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                   ---------------------------------------------------------
One Year                   35.61%               2.49%           14.02%
Three Years                14.02%               6.42%           11.32%
Since Inception             6.80%               3.03%            6.60%
    (9/30/97)

                              ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES              RUSSELL          RUSSELL
                   U.S. SMALL CAP EQUITY     2000 INDEX       2000 VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                   ---------------------------------------------------------
2001                       35.61%               2.49%            14.02%
2000                       14.37%              -3.02%            22.83%
1999                       -4.41%              21.26%            -1.49%
1998                      -10.19%              -2.55%            -6.45%
1997                       -0.68%              -3.35%             1.68%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 333-56881


                              ING MIDCAP VALUE FUND
                             ING SMALLCAP VALUE FUND

                         SUPPLEMENT DATED AUGUST 7, 2002
                                 TO THE CLASS Q
                              ING MIDCAP VALUE FUND
                             ING SMALLCAP VALUE FUND
                        PROSPECTUS DATED JANUARY 31, 2002


1. The tables included in the section entitled "Brandes U.S. Value Mid Cap Equity Composite Performance" on page 12 of the prospectus are hereby substituted with the following:

                        AVERAGE ANNUALIZED TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES
                        U.S. VALUE            RUSSELL           RUSSELL
                       MID CAP EQUITY       MIDCAP INDEX     MIDCAP VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                       --------------------------------------------------
One Year                   23.91%              -5.62%             2.33%
Three Years                15.33%               6.50%             6.80%
Since Inception            12.93%               7.21%             6.98%
    (9/30/97)

                              ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES
                        U.S. VALUE            RUSSELL           RUSSELL
                       MID CAP EQUITY       MIDCAP INDEX     MIDCAP VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                       --------------------------------------------------
2001                       23.91%              -5.62%             2.33%
2000                       25.72%               8.25%            19.18%
1999                       -1.52%              18.23%            -0.11%
1998                       11.62%              10.09%             5.08%
1997                       -2.08%               1.11%             4.07%

2. The tables included in the section entitled "Brandes U.S. Small Cap Value Equity Composite Performance" on page 13 of the prospectus are hereby substituted with the following:

                        AVERAGE ANNUALIZED TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES              RUSSELL          RUSSELL
                   U.S. SMALL CAP EQUITY     2000 INDEX       2000 VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                   ---------------------------------------------------------
One Year                   35.61%               2.49%            14.02%
Three Years                14.02%               6.42%            11.32%
Since Inception             6.80%               3.03%             6.60%
    (9/30/97)

                              ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES              RUSSELL          RUSSELL
                   U.S. SMALL CAP EQUITY     2000 INDEX       2000 VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                   ---------------------------------------------------------
2001                       35.61%               2.49%            14.02%
2000                       14.37%              -3.02%            22.83%
1999                       -4.41%              21.26%            -1.49%
1998                      -10.19%              -2.55%            -6.45%
1997                       -0.68%              -3.35%             1.68%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 333-56881


                              ING MIDCAP VALUE FUND
                             ING SMALLCAP VALUE FUND

                         SUPPLEMENT DATED AUGUST 7, 2002
                                 TO THE CLASS I
                              ING MIDCAP VALUE FUND
                             ING SMALLCAP VALUE FUND
                        PROSPECTUS DATED JANUARY 31, 2002


1. The tables included in the section entitled "Brandes U.S. Value Mid Cap Equity Composite Performance" on page 12 of the prospectus are hereby substituted with the following:

                        AVERAGE ANNUALIZED TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES
                        U.S. VALUE            RUSSELL           RUSSELL
                       MID CAP EQUITY       MIDCAP INDEX     MIDCAP VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                       --------------------------------------------------
One Year                   23.91%              -5.62%             2.33%
Three Years                15.33%               6.50%             6.80%
Since Inception            12.93%               7.21%             6.98%
    (9/30/97)

                              ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES
                        U.S. VALUE            RUSSELL           RUSSELL
                       MID CAP EQUITY       MIDCAP INDEX     MIDCAP VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                       --------------------------------------------------
2001                       23.91%              -5.62%             2.33%
2000                       25.72%               8.25%            19.18%
1999                       -1.52%              18.23%            -0.11%
1998                       11.62%              10.09%             5.08%
1997                       -2.08%               1.11%             4.07%

2. The tables included in the section entitled "Brandes U.S. Small Cap Value Equity Composite Performance" on page 13 of the prospectus are hereby substituted with the following:

                        AVERAGE ANNUALIZED TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES              RUSSELL          RUSSELL
                   U.S. SMALL CAP EQUITY     2000 INDEX       2000 VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                   ---------------------------------------------------------
One Year                   35.61%               2.49%            14.02%
Three Years                14.02%               6.42%            11.32%
Since Inception             6.80%               3.03%             6.60%
    (9/30/97)

                              ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                          BRANDES              RUSSELL          RUSSELL
                   U.S. SMALL CAP EQUITY     2000 INDEX       2000 VALUE
                       COMPOSITE (%)             (%)           INDEX (%)
                   ---------------------------------------------------------
2001                       35.61%               2.49%            14.02%
2000                       14.37%              -3.02%            22.83%
1999                       -4.41%              21.26%            -1.49%
1998                      -10.19%              -2.55%            -6.45%
1997                       -0.68%              -3.35%             1.68%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE